UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/2005
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Randy D. Holt
Title:     Vice President and Secretary
Phone:     901-818-5100

Signature, Place, and Date of Signing:

Randy D. Holt          Memphis, Tennessee            08/11/2005
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                              1

Form 13F Information Table Entry Total:                        102

Form 13f Information Table Value Total:                20,729,516
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its three series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners International Fund

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aon Corp                       COM              037389103   740583 29576007 SH       SOLE                 23946007           5630000
                                                            366260 14627000 SH       DEFINED 01           14627000
                                                               977    39000 SH       OTHER                   39000
Cemex SA - ADR                 COM              151290889   998318 23534126 SH       SOLE                 19289072           4245054
                                                            585539 13803362 SH       DEFINED 01           13803362
                                                               705    16625 SH       OTHER                   16625
Checkpoint Systems, Inc.       COM              162825103    19042  1075800 SH       SOLE                   821900            253900
Comcast Corp Cl A              COM              20030N101   115043  3747330 SH       SOLE                  2637482           1109848
                                                             51238  1668996 SH       DEFINED 01            1668996
                                                                40     1294 SH       OTHER                    1294
Comcast Corp Special Cl A      COM              20030N200   636366 21247624 SH       SOLE                 17863624           3384000
                                                            382132 12759000 SH       DEFINED 01           12759000
                                                               794    26500 SH       OTHER                   26500
DIRECTV Group, Inc.            COM              25459L106   878667 56688186 SH       SOLE                 47157171           9531015
                                                            428435 27641000 SH       DEFINED 01           27641000
                                                              1006    64908 SH       OTHER                   64908
Deltic Timber Corp             COM              247850100     2107    55400 SH       SOLE                                      55400
                                                             40388  1062000 SH       DEFINED 01            1062000
Diageo Plc - ADR               COM              25243Q205    32579   549400 SH       SOLE                   502400             47000
Everest Re Group Ltd.          COM              G3223R108   202163  2173800 SH       SOLE                  1957800            216000
                                                            142318  1530300 SH       DEFINED 01            1530300
Fair Isaac Corporation         COM              303250104      226     6200 SH       SOLE                                       6200
FedEx Corp.                    COM              31428X106   447754  5527150 SH       SOLE                  4332550           1194600
                                                            431427  5325600 SH       DEFINED 01            5325600
                                                              1933    23866 SH       OTHER                   23866
First Horizon National Corp    COM              320517105     1013    24000 SH       SOLE                    24000
General Motors                 COM              370442105   880480 25896481 SH       SOLE                 21159281           4737200
                                                            484160 14240000 SH       DEFINED 01           14240000
                                                               946    27833 SH       OTHER                   27833
Hasbro Inc                     COM              418056107   224578 10802200 SH       SOLE                  8779600           2022600
                                                            139854  6727000 SH       DEFINED 01            6727000
Hilb, Rogal & Hobbs Co.        COM              431294107     2511    73000 SH       SOLE                                      73000
                                                            121308  3526400 SH       DEFINED 01            3526400
Hollinger International, Inc.  COM              435569108      237    23700 SH       SOLE                                      23700
                                                             14807  1479200 SH       DEFINED 01            1479200
IHOP Corp.                     COM              449623107    28260   651300 SH       SOLE                   533300            118000
                                                            129220  2978100 SH       DEFINED 01            2978100
Jacuzzi Brands, Inc.           COM              469865109    40632  3786800 SH       SOLE                  2792500            994300
                                                            121086 11284800 SH       DEFINED 01           11284800
Knight Ridder                  COM              499040103   226316  3689539 SH       SOLE                  3038839            650700
                                                            182382  2973300 SH       DEFINED 01            2973300
                                                               662    10800 SH       OTHER                   10800
Koninklijke Philips Electronic COM              500472303   748443 29711897 SH       SOLE                 23974897           5737000
                                                            126077  5005034 SH       DEFINED 01            5005034
                                                               982    39000 SH       OTHER                   39000
Level 3 Communications         COM              52729N100    94362 46483918 SH       SOLE                 39923763           6560155
                                                            219699 108226271SH       DEFINED 01          108226271
Liberty Media Corporation      COM              530718105   716012 70266100 SH       SOLE                 59652100          10614000
                                                            435297 42718048 SH       DEFINED 01           42718048
                                                               968    95000 SH       OTHER                   95000
Millea Holdings, Inc. ADR      COM              60032R106    72015  1065000 SH       SOLE                  1065000
Molson Coors Brewing Co        COM              60871R209   116796  1883800 SH       SOLE                  1776800            107000
                                                            252377  4070600 SH       DEFINED 01            4070600
NTT Docomo, Inc. ADR           COM              62942M201    47986  3240100 SH       SOLE                  2334100            906000
Neiman Marcus Group Class B    COM              640204301    19872   205500 SH       SOLE                   205500
                                                            128031  1324000 SH       DEFINED 01            1324000
Neiman-Marcus Group            COM              640204202    78263   807500 SH       SOLE                   675500            132000
News Corp Inc.                 COM              65248E203    53854  3194196 SH       SOLE                  2958196            236000
                                                            127078  7537240 SH       DEFINED 01            7537240
Nippon Telegraph and Telephone COM              654624105    22479  1047000 SH       SOLE                   764000            283000
Odyssey Re Holdings Corp       COM              67612W108    17212   697400 SH       SOLE                   265400            432000
                                                             20825   843800 SH       DEFINED 01             843800
PepsiAmericas. Inc.            COM              71343P200    40915  1594500 SH       SOLE                  1374500            220000
                                                            135046  5262900 SH       DEFINED 01            5262900
Pioneer Natural Resources Co.  COM              723787107   215995  5132968 SH       SOLE                  3890768           1242200
                                                            496401 11796600 SH       DEFINED 01           11796600
                                                               757    18000 SH       OTHER                   18000
Ruddick Corp.                  COM              781258108    86651  3394100 SH       DEFINED 01            3394100
Saks, Inc.                     COM              79377W108   376518 19848100 SH       SOLE                 15936400           3911700
Service Corporation Internatio COM              817565104     1071   133600 SH       SOLE                                     133600
                                                             55791  6956500 SH       DEFINED 01            6956500
Shaw Communications, Inc. Clas COM              82028K200   199496  9605000 SH       SOLE                  7457700           2147300
                                                            343237 16525600 SH       DEFINED 01           16525600
Telephone & Data Systems, Inc. COM              879433100   305035  7474515 SH       SOLE                  5776015           1698500
                                                            139595  3420600 SH       DEFINED 01            3420600
                                                               367     9000 SH       OTHER                    9000
Telephone & Data Systems, Inc. COM              879433860   312276  8144915 SH       SOLE                  6387815           1757100
                                                            146677  3825700 SH       DEFINED 01            3825700
                                                               345     9000 SH       OTHER                    9000
USI Holdings Corp              COM              90333H101      650    50500 SH       SOLE                                      50500
                                                             30720  2385076 SH       DEFINED 01            2385076
Vail Resorts, Inc.             COM              91879Q109    28682  1020717 SH       DEFINED 01            1020717
Vivendi Universal ADR          COM              92851S204   699280 22319810 SH       SOLE                 17533610           4786200
                                                            129766  4141900 SH       DEFINED 01            4141900
                                                              1379    44000 SH       OTHER                   44000
Walt Disney Company            COM              254687106   837780 33271637 SH       SOLE                 27474637           5797000
                                                            464949 18465000 SH       DEFINED 01           18465000
                                                              1158    46000 SH       OTHER                   46000
Waste Management, Inc.         COM              94106L109   601350 21219128 SH       SOLE                 17115328           4103800
                                                            287966 10161100 SH       DEFINED 01           10161100
                                                              1024    36132 SH       OTHER                   36132
Willis Group Holdings Ltd      COM              G96655108   193833  5924000 SH       SOLE                  5438000            486000
                                                            199559  6099000 SH       DEFINED 01            6099000
Yum! Brands, Inc.              COM              988498101   623561 11973128 SH       SOLE                  9883128           2090000
                                                            640480 12298000 SH       DEFINED 01           12298000
                                                              1198    23000 SH       OTHER                   23000
Fairfax Financial Holdings Ltd COM              303901102   332423  2005180 SH       SOLE                  1686380            318800
                                                            297745  1796000 SH       DEFINED 01            1796000
Level 3 Communications, Inc. C CONV             52729NAG5    10060 18630000 PRN      SOLE                  9950000           8680000
                                                             57221 105964000PRN      DEFINED 01          105964000
Level 3 Communications, Inc. C CONV             52729NAS9    23821 45810000 PRN      SOLE                 28710000          17100000
                                                              5616 10800000 PRN      DEFINED 01           10800000